EQUITY METHOD INVESTMENTS - Additional Information (Details) $ / shares in Units, $ in Thousands, R$ in Millions				1 Months Ended				12 Months Ended
	Dec. 31, 2022 USD ($) shares $ / shares	Nov. 08, 2018 $ / shares shares	Oct. 01, 2018 USD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2023 BRL (R$)	Mar. 31, 2023 USD ($) $ / shares shares	Nov. 30, 2022 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares $ / shares	Mar. 31, 2023 kr / shares	Nov. 30, 2022 kr / shares	Dec. 31, 2021 USD ($)	Mar. 31, 2020 USD ($) $ / shares	Dec. 31, 2011 USD ($)	Mar. 31, 2006 $ / shares shares
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 104,108							$ 53,982	$ 104,108			$ 52,215
Common shares, par value (in dollars per share) | $ / shares	$ 1.00							$ 1.00	$ 1.00
Additions								$ 9,678	$ 129,662
Logística e Distribuição de Gás S.A. (“LOGAS”)
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners (in percent)				42.00%	42.00%
Noncontroling owner, ownership percentage that prevent controlling the significant operating and financial decisions								30.00%
ECGS
Schedule of Equity Method Investments [Line Items]
Common stock purchased (in shares) | shares															500,000
Common stock purchased, price per share (in dollars per share) | $ / shares															$ 1.00
Percentage of voting interest acquired (in percent)								50.00%							50.00%
Investee capital share amount called														$ 7,500
Cash paid to maintain equity interest														$ 3,750
Avenir
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 41,790							$ 35,729	$ 41,790
Ownership percentage (in percent)	23.50%		25.00%					23.50%	23.50%
Ownership percentage after transaction (in percent)		22.50%
Equity method investment, commitment								$ 18,000
Aggregate cost								$ 42,750
Avenir | Private placement
Schedule of Equity Method Investments [Line Items]
Equity method investments			$ 24,800
Sale of NFE common stock (in shares) | shares		110,000,000						11,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 1.00											$ 1.00
Shares subscribed but unissued | shares		24,750,000
Equity shortfall notice													$ 45,000
Logística e Distribuição de Gás S.A. (“LOGAS”)
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 0							$ 9,261	$ 0
Ownership percentage (in percent)	0.00%			58.00%	58.00%			58.00%	0.00%
Additions				$ 9,300	R$ 45.0
ECGS
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 4,503							$ 5,237	$ 4,503
Ownership percentage (in percent)	50.00%							50.00%	50.00%					50.00%
CoolCo
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 55,439							$ 0	$ 55,439
Ownership percentage (in percent)	8.30%							0.00%	8.30%
Ownership percentage after transaction (in percent)	8.30%
Sale of NFE common stock (in shares) | shares						4,500,000	8,000,000
Ownership percentage disposed							11.20%
Sale of stock (in USD/NOK per share) | (per share)						$ 12.60				kr 130.00	kr 130
Proceeds for shares issued						$ 56,100	$ 97,900
Fees paid						100	1,500
Shares held after transaction (in shares) | shares	4,500,000								4,500,000
Gain on disposal of interest							$ 400
Investment owned (in shares) | shares								1
Equity method investment, realized gain (loss) on disposal						$ 800
CoolCo | Private placement
Schedule of Equity Method Investments [Line Items]
Sale of NFE common stock (in shares) | shares							13,700,000
Sale of stock (in USD/NOK per share) | kr / shares											kr 130
Stolt-Nielsen Ltd and Höegh LNG Holdings Ltd | Avenir | Related Party
Schedule of Equity Method Investments [Line Items]
Investment company, committed capital			$ 182,000
Hoegh LNG Holdings Limited | Avenir | Related Party
Schedule of Equity Method Investments [Line Items]
Ownership percentage after transaction (in percent)		22.50%	25.00%
Shares subscribed but unissued | shares		24,750,000
Stolt-Nielsen Limited | Avenir | Related Party
Schedule of Equity Method Investments [Line Items]
Ownership percentage after transaction (in percent)		45.00%	50.00%
Shares subscribed but unissued | shares		49,500,000